COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operations
Net income	$ 1,737	$ 1,288	$ 1,248
Adjustments
Depreciation and amortization	206	184	167
Deferred income taxes	68	(43)	22
Stock compensation	32	27	22
Business optimization items	33	133	44
Realized excess tax benefits from stock issued under employee benefit plans	(9)	(13)	(10)
Pension expense	52	60	46
Gain on sale of discontinued operations	(466)
Change in fair value of contingent payment liabilities	124	18
Other	116	47	114
Changes in balance sheet items
Accounts and other current receivables, net	(75)	(51)	(95)
Inventories	(282)	(261)	(159)
Accounts payable	127	45	(49)
Accrued liabilities	(195)	202	85
Business optimization payments	(37)	(31)	(21)
Prepaids and other	(58)	(57)	(6)
Net cash provided from operations	1,373	1,548	1,408
Cash flows from investing activities
Capital expenditures	(970)	(797)	(521)
Acquisitions, net of cash acquired	(197)	(163)	(163)
Divestitures and other investing activities	666	(17)	(13)
Net cash used for investing activities	(501)	(977)	(697)
Cash flows from financing activities
Net transactions with Baxter International Inc.	(856)	(571)	(711)
Other financing activities	(16)
Net cash used for financing activities	(872)	(571)	(711)
Change in cash and equivalents	0	0	0
Cash and equivalents at end of period	$ 0	$ 0	$ 0